Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2021
Right-of-Use Assets [Abstract]
Schedule of right-of-use assets
	As at	As at
	December 31,	December 31,
	2021	2020
Balance, beginning of period	$2,413,720	$-
Additions	-	2,588,107
Depreciation	(198,291)	(174,387)
Modification of lease	(136,830)	-
Balance, end of period	$2,078,599	$2,413,720